Schedule of Concentration Risk Percent (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues	$ 6,929,706	$ 9,990,150
Cost of goods	6,922,148	10,061,164
Vendor A [Member]
Product Information [Line Items]
Accounts payable	5,873,177	2,871,033
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenues		$ 1,280,555
Concentrationr risk, percentage		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenues	$ 6,924,461	$ 8,593,998
Concentrationr risk, percentage	100.00%	86.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentrationr risk, percentage
Accounts receivable
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%	100.00%
Accounts receivable	$ 8,295,591	$ 5,209,169
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%	100.00%
Cost of goods	$ 6,913,738	$ 8,552,684
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage
Cost of goods
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	82.00%	40.00%
Accounts payable	$ 5,873,177	$ 2,871,033
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage	18.00%	60.00%
Accounts payable	$ 1,296,721	$ 4,364,105